Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing Method	Long-Term Equity Incentive Program
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Gary S. Guidry [Member]
Awards Close in Time to MNPI Disclosures
Name	Gary S. Guidry
Ryan Ellson [Member]
Awards Close in Time to MNPI Disclosures
Name	Ryan Ellson
Sebastien Morin [Member]
Awards Close in Time to MNPI Disclosures
Name	Sebastien Morin